(37) CONDENSED UNCONSOLIDATED FINANCIAL INFORMATION (Details 8) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Number of shares		R$ 467	R$ 7
Equity interest	R$ 7,837,770	7,148,112
Share of profit (loss) of investees	(1,410,685)	(985,074)	(1,035,703)
Amortization of fair value adjustments of assets	(60,918)	(62,713)	(108,754)
Share of profit (loss) of investees, net of amortization of fair value adjustments of assets	1,349,766	922,362	926,950
Investment	7,804,429	5,811,894
Advances for future capital increases	33,340	1,355,520
Allowance for equity investment losses	0	(19,302)
Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
Statement Line Items [Line Items]
Equity interest	1,370,403	1,063,400
Share of profit (loss) of investees	(280,354)	(255,329)	(298,203)
Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
Statement Line Items [Line Items]
Equity interest	461,059	355,755
Share of profit (loss) of investees	(152,080)	(68,114)	(211,637)
Companhia Leste Paulista de Energia ("CPFL Leste Paulista") [Member]
Statement Line Items [Line Items]
Equity interest	0	52,853
Share of profit (loss) of investees	(9,589)	(10,731)	(13,556)
Companhia Sul Paulista de Energia ("CPFL Sul Paulista") [Member]
Statement Line Items [Line Items]
Equity interest	0	58,895
Share of profit (loss) of investees	(10,545)	(8,455)	(16,201)
Companhia Luz e Forca de Mococa ("CPFL Mococa") [Member]
Statement Line Items [Line Items]
Equity interest	0	33,824
Share of profit (loss) of investees	(6,999)	(9,198)	(6,679)
Rio Grande Energia S.A. ("RGE") [Member]
Statement Line Items [Line Items]
Equity interest	1,680,334	1,614,320
Share of profit (loss) of investees	(117,700)	(102,647)	(145,804)
RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member]
Statement Line Items [Line Items]
Equity interest	1,228,317	0
Share of profit (loss) of investees	(57,305)	0	0
CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
Statement Line Items [Line Items]
Equity interest	2,354,115	2,158,384
Share of profit (loss) of investees	(594,026)	(401,148)	(240,520)
CPFL Jaguari de Geracao de Energia Ltda ("CPFL Jaguari Geracao") [Member]
Statement Line Items [Line Items]
Equity interest	50,970	45,099
Share of profit (loss) of investees	(15,709)	(6,655)	(6,670)
CPFL Comercializacao Brasil S.A. ("CPFL Brasil") [Member]
Statement Line Items [Line Items]
Equity interest	96,093	109,054
Share of profit (loss) of investees	(94,455)	(104,235)	(81,929)
CPFL Planalto Ltda. ("CPFL Planalto") [Member]
Statement Line Items [Line Items]
Equity interest	3,293	2,101
Share of profit (loss) of investees	(3,550)	(2,476)	(1,830)
CPFL Servicos, Equipamentos, Industria e Comercio S.A. ("CPFL Servicos") [Member]
Statement Line Items [Line Items]
Equity interest	105,105	97,968
Share of profit (loss) of investees	12,863	8,175	17,952
CPFL Atende Centro de Contatos e Atendimento Ltda. ("CPFL Atende") [Member]
Statement Line Items [Line Items]
Equity interest	19,338	17,150
Share of profit (loss) of investees	(7,128)	(5,833)	(7,776)
NECT Servicos Administrativos Ltda ("Nect") [Member]
Statement Line Items [Line Items]
Equity interest	15,515	10,295
Share of profit (loss) of investees	(17,392)	(13,424)	(18,155)
CPFL Total Servicos Administrativos Ltda. ("CPFL Total") [Member]
Statement Line Items [Line Items]
Equity interest	20,624	27,570
Share of profit (loss) of investees	(20,865)	(12,817)	(5,836)
CPFL Jaguariuna Participacoes Ltda ("CPFL Jaguariuna") [Member]
Statement Line Items [Line Items]
Equity interest	0	1,256,161
Share of profit (loss) of investees	8,360	35,498	(167)
CPFL Telecom S.A ("CPFL Telecom") [Member]
Statement Line Items [Line Items]
Equity interest	2,018	(19,302)
Share of profit (loss) of investees	14,021	33,333	60,718
CPFL Centrais Geradoras Ltda. ("CPFL Centrais Geradoras") [Member]
Statement Line Items [Line Items]
Equity interest	16,177	15,459
Share of profit (loss) of investees	(735)	(958)	(4,740)
CPFL Eficiencia Energetica S.A ("CPFL ESCO") [Member]
Statement Line Items [Line Items]
Equity interest	55,252	61,543
Share of profit (loss) of investees	2,582	(5,926)	(35,194)
TI Nect Servicos de Informatica Ltda. ("Authi") [Member]
Statement Line Items [Line Items]
Equity interest	18,694	16,810
Share of profit (loss) of investees	(24,912)	(24,264)	(2,537)
Companhia Luz e Forca Santa Cruz [Member]
Statement Line Items [Line Items]
Equity interest	0	140,520
Share of profit (loss) of investees	(23,447)	(23,797)	(12,424)
Companhia Jaguari de Energia ( "CPFL Santa Cruz") [Member]
Statement Line Items [Line Items]
Equity interest	340,463	30,255
Share of profit (loss) of investees	R$ (11,720)	R$ (7,988)	R$ (4,852)